Related party transactions and balances - Customer deposit (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Related Party Transaction [Line Items]
Customer deposit from related parties	$ 29,653	$ 27,395		$ 29,643
CQ Mingwen
Related Party Transaction [Line Items]
Customer deposit from related parties	$ 29,653	$ 27,395	$ 27,395	$ 29,643